LAND USE RIGHTS AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Intangible Assets [Table Text Block]
	December 31,	December 31
	2015	2014
Software development costs	$4,328,566	$4,575,753
Trademarks	946,421	932,765
Sub-Total	5,274,987	5,508,518
Less: accumulated amortization	(2,744,884)	(2,014,504)
Intangible assets, net	$2,530,103	$3,494,014

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
2016	$864,813
2017	854,204
2018	747,570
2019	61,910
2020	1,606
Total	$2,530,103